22,263-8                        Exchange Act-Forms                1868   4-28-99

                                    FORM 13F

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                                                           OMB APPROVAL
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                                                   OMB Number:         3235-0006
                                                   Expires:     October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 3/31/00

                Check here if Amendment [X]; Amendment Number: 1
                                                              ---
                        This Amendment (Check only one.):

                          [X]    is a restatement.
                          [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Technology Crossover Management III, L.L.C.
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Address:  575 High Street, Suite 400, Palo Alto, CA  94301
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Form 13F File Number: 28-05373

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:   Carla S. Newell
Title:  Member
Phone:  (650) 614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell
[Signature]

Palo Alto, California
[City, State]


August 18, 2000_________________________________________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
         None

Form 13F Information Table Entry Total:
         12

Form 13F Information Table Value Total:
         $629,040 (thousands)

List of Other Included Managers:  None


                                            FORM 13F INFORMATION TABLE

                                                                                                               Voting Authority
                             Title of                      Value     Shares/   Sh/ Put/ Invstmt  Other    -------------------------
      Name of Issuer         Class       CUSIP           (x$1000)    PrnAmt    Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------  ---------   --- ---- ----------------  -------------------------
Alteon WebSystems, Inc.      Common      02145A109         22,027    268,627    SH      Sole                268,627      0      0
CacheFlow Inc.               Common      126946102        236,875  1,998,948    SH      Sole              1,998,948      0      0
eMachines, Inc.              Common      29076P102         21,737  3,622,757    SH      Sole              3,622,757      0      0
eLoyalty Corp.               Common      290151109         40,557  1,698,740    SH      Sole              1,698,740      0      0
Expedia, Inc.                Common      302325109         10,694    503,250*   SH      Sole                503,250      0      0
Firepond, Inc.               Common      318224102        155,226  3,791,735    SH      Sole              3,791,735      0      0
iBasis, Inc.                 Common      450732102         76,112  1,853,547    SH      Sole              1,853,547      0      0
Mortgage.com, Inc.           Common      61910V102          5,744  2,297,501    SH      Sole              2,297,501      0      0
MyPoints.com, Inc.           Common      62855T102         16,088    600,000    SH      Sole                600,000      0      0
NBC Internet, Inc.           Common      62873D105         39,868    925,811**  SH      Sole                925,811      0      0
Seagate Technology, Inc.     Common      811804103          1,831     29,776*** SH      Sole                 29,776      0      0
Technology Solutions Company Common      87872T108          2,281    250,000    SH      Sole                250,000      0      0

*        Includes 57,698 shares held in escrow
**       Includes 92,580 shares held in escrow
***      Includes 29,766 shares held in escrow